SHARE CAPITAL	9 Months Ended
Sep. 30, 2024
SHARE CAPITAL
SHARE CAPITAL
18.	SHARE CAPITAL
In February 2024, 34,744,206 Class A ordinary shares were issued to settle the RSUs vested for Mr. Sheng Chen, the Founder and Co-chairperson of the Board of Directors.